As filed with the Securities and Exchange Commission on 07/09/03



                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES




                 Investment Company Act file number (811-05037]
                                   -----------



                        Professionally Managed Portfolios
               (Exact name of registrant as specified in charter)


                            615 East Michigan Street
                               Milwaukee, WI 53202
               (Address of principal executive offices) (Zip code)

                                Robert M. Slotky
                        Professionally Managed Portfolios
                         2020 E. Financial Way, Ste. 100
                               Glendora, CA 91741
                     (Name and address of agent for service)



                                 (414) 765-5344
               Registrant's telephone number, including area code



Date of fiscal year end: October 31, 2003
                         ----------------



Date of reporting period:  April 30, 2003
                           --------------




Item 1. Reports to Stockholders.

                             DAL INVESTMENT COMPANY
                              FUNDX UPGRADER FUNDS
                        Semi-Annual Report April 30, 2003
                            The FundX Upgrader Funds
June 20, 2003

Dear Fellow Shareholders,

In the months leading up to April 30th 2003, we passed through a difficult period for investors, when market leadership seemed to vacillate and stock indexes rose and fell on the latest news headlines. It was a particularly difficult time for Upgraders, and the first quarter of 2003 saw our equity-based portfolios lagging their benchmarks. During such unsettling times we can be tempted to veer away from our investment discipline, either to become more aggressive when the market has been shooting up, or to move into more conservative offerings when the market is falling. We have found over the years, however, that staying true to the disciplined strategy we have developed provides far better results than reacting impulsively to the market's every quiver and quake.

The Upgrading  methodology has three chief characteristics that are paramount to
its  success.   Yet  these  same  attributes  can,  at  times,  cause  temporary frustration to investors that follow its guidelines.

First, because we believe that it is impossible to predict what the next move in the market will be, the Upgrading system does not attempt to make forecasts. It follows leadership, rather than anticipating it. When the market has been in a downward spiral for an extended period of time, the system will have us in defensive funds that are holding up better than most - either by losing less or by finding alternative securities that are rising. When, as often is the case, the market finally turns around and suddenly shoots up from the bottom, we may find our portfolio lagging at first. After all, the funds that did well on the downside tend not to be the ones that surge off the bottom.

Second, our system of scoring funds has a built-in "lag" because it includes 6-month and 12-month total returns. Most market shifts are brief, lasting days or weeks, and do not signal long-term trends. The "lag" in our formula prevents us from jumping too soon into a fund that has just experienced a misleading breakout in performance that later proves to be a short-term blip. Generally it takes a few months of strong performance before a fund rises sufficiently in our rankings* for the system to prompt us to buy it. By focusing our attention on capturing trends that last several quarters and ignoring the intermediate blips, we remove the need to forecast market direction. Instead we place our investments with the current leaders, which are easy to identify, and stay with them until new leadership takes over.

Third, we move assets incrementally. Rather than turning over an entire portfolio at once, shifting from small-cap funds to large-cap or from growth to value, we make changes in gradual steps. As the rankings change, we sell our lowest ranked holdings and replace them with the current winners. By gradually and continually following this process, we minimize the danger of falling into traps, while retaining constant exposure to the highest ranked funds. The good news is that the Upgrading discipline requires that when a sustained trend has developed, we own funds that participate in that trend, no forecasting required.


The FundX Upgrader Funds

MARCH MADNESS

After much uncertainty and several false starts, the market surged in mid-March. For the first several days of the rally, large-cap growth stocks led the pack off the bottom. Our equity-based portfolios were heavily weighted in somewhat defensive underlying funds, those that had held up well in the prior months of market weakness. The Fund portfolios are also skewed toward small and mid-cap companies. This combination caused the Upgrader Funds to stall briefly, and this resulted in their lagging the market for the first quarter. We expect as much in such transitional periods in the market.

But adherence to the system has been rewarded in the several weeks since April 30; all of the FUNDX UPGRADER FUNDS excelled in May and beyond. From April 30 through May 31 the S&P 500 Index rose 5.25%, while FUNDX gained 8.00%; HOTFX, 10.51%, RELAX, 6.55%. The very conservative FLEXIBLE INCOME FUND (INCMX) gained 2.57% over that time.

Smaller and mid-sized companies tend to lead the market when the economy emerges from recession, and true to form, small-cap and mid-cap stocks ultimately began to outshine large-caps. This can be seen as the resumption of a trend that began several months earlier, shortly after the market bottomed last October. This trend appears to have "legs" and our ranking system has steered the portfolios in that direction. It is interesting to note that, although roughly half of assets in the FUNDX portfolio are in underlying funds that Morningstar categorizes as "large-cap," the median market capitalization of the overall portfolio is less than half that of the Russell 3000 Index and 25% that of the S&P 500 Index. All three of the equity-based Upgrader Funds have been overweighted in small and mid-cap stock funds since their inceptions.

HELPING YOU MAKE BETTER DECISIONS

To better serve our shareholders we expanded our offerings in 2002 to include three new names in the FUNDX UPGRADER series. To complement the original FUNDX UPGRADER FUND (ticker FUNDX, launched November 1, 2001) we introduced the AGGRESSIVE UPGRADER (ticker HOTFX), CONSERVATIVE UPGRADER (ticker RELAX), and the FUNDX FLEXIBLE INCOME FUND (ticker INCMX) on July 1, 2002. These four distinct portfolios allow investors to customize their portfolios to suit their particular needs.

To help you better understand the FUNDX UPGRADER FUNDS and how to use them in the context of your own investment portfolio, we have just published a new User's Guide. In addition to describing our investment process, how we categorize underlying funds by risk and what to expect from each of the Funds, the Guide offers valuable information to help you assess your risk tolerance, determine your investment time horizon and allocate your portfolio among different asset classes. We've also improved the website at www.fundxfund.com, updating information on portfolio holdings and performance data of the four funds. This information serves to enhance the tools provided by the User's Guide.

                            The FundX Upgrader Funds

Our goal is to provide not only the investment vehicles to harness the flexibility of the Upgrading strategy, but also the tools you need to effectively implement them. By doing so we hope to improve your investment experience, enabling you to ride out turbulent periods in the market so you'll be more likely to achieve your ultimate financial objectives.

The strength of Upgrading comes from its ability to detect and exploit sustained trends in market leadership. Although these trends are unpredictable, they inevitably occur. Rather than listening to pundits and forecasters tell us where to invest our money, we'll let the market itself tell us what to do.



/s/ Janet Brown
Janet Brown
President, DAL Investment Company

As of 4/30/03, the average annualized total returns for FUNDX were -18.99% and -5.22% for the 1 year and since inception periods, respectively. HOTFX, RELAX AND INCMX returned -7.16%, -8.10% and +6.22%, respectively, since inception on 7/1/02. The average annualized total returns for the S&P 500 Index were -13.33% (1 year), -13.30% (since the FUNDX inception date) and -3.90% (since the inception date of the remaining Upgrader Funds).

Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The returns shown reflect reinvestment of dividends and capital gains.

*Discussion of rankings is in reference to DAL Investment Company's proprietary mutual fund ranking methodology. Please refer to the prospectus for further details.

The Russell 3000 Index and the S&P 500 Index are capitalization-weighted indexes consisting of 3,000 and 500 U.S. companies, respectively. Both are widely recognized as representative of the domestic equity market in general. You cannot invest in an index.

Small-capitalization companies tend to have limited liquidity and greater price volatility than large-capitalization companies. Growth stocks typically are more volatile than value stocks; however, value stocks have a lower expected growth rate in earnings and sales.

Sector weightings and fund holdings are subject to change at any time and mention of them should not be construed as recommendations to buy or sell any security. Please refer to the "Schedule of Investments" for further sector and holding information.

Must be preceded or accompanied by a prospectus which contains more complete information regarding the funds' risks, fees and expenses. Read it carefully before investing or sending money. Distributed by Quasar Distributors, LLC. 07/03

                             The FundX Upgrader Fund
              SCHEDULE OF INVESTMENTS at April 30, 2003 (Unaudited)

                                                                Market    % of
  Shares                                                        Value     Total

            Domestic Equity Funds
 990,110    American Century Equity Income
            Fund - Investor Class . . . . . . . . . . . . . $ 6,594,130    6.6%
 106,074    FBR Small Cap Financial Fund - Class A . . . .    2,740,942    2.8%
 598,071    Federated Market Opportunity
            Fund - Class A . . . . . . . . . . . . . . . . .  6,895,757    6.9%
 387,978    Fidelity Equity Income II Fund . . . . . . . . .  7,100,000    7.1%
 290,095    Fidelity Leveraged Company Stock Fund . . . .     3,562,368    3.6%
 300,545    Gabelli Equity Income Fund . . . . . . . . . . .  4,045,328    4.1%
 475,896    Gabelli Value Fund - Class A . . . . . . . . . .  6,900,494    6.9%
 556,383    Hussman Strategic Growth Fund . . . . . . . . .   7,027,125    7.1%
 106,157    The Information Age Fund - Class A . . . . . . .  1,009,554    1.0%
 255,904    Legg Mason Focus Trust, Inc. . . . . . . . . . .  5,069,460    5.1%
 188,652    Legg Mason Value Trust - Institutional Class . .  8,932,661    9.0%
  69,156    Liberty Acorn Twenty Fund - Class Z . . . . . .   1,045,643    1.0%
 211,909    Matthews Asian Growth & Income Fund . . . . .     2,225,044    2.2%
 239,318    Meridian Value Fund . . . . . . . . . . . . . .   6,892,365    6.9%
 164,716    Neuberger Berman Socially Responsive
            Fund - Investor Class . . . . . . . . . . . . .   2,744,162    2.8%
  97,132    Reynolds Blue Chip Growth Fund . . . . . . . . .  2,338,937    2.3%
 637,973    Rydex Series - OTC Fund - Investor Class . . . .  4,854,974    4.9%
 209,465    Transamerica Premier Equity Fund -
            Investor Class . . . . . . . . . . . . . . . . .  2,896,903    2.9%
 273,757    Weitz Value Fund . . . . . . . . . . . . . . . .  8,007,383    8.0%
 692,640    The Yacktman Fund . . . . . . . . . . . . . . .   8,893,500    8.9%
                                                             ----------  -----
            Total Domestic Equity Funds
            (Cost $95,194,821) . . . . . . . . . . . . . . . 99,776,730  100.1%
                                                             ----------  -----
Principal
  Amount

            Money Market Fund
 $48,632    Cash Trust Series II- Treasury Cash Series II .      48,632    0.1%
                                                             ----------  -----
            Total Money Market Fund
            (Cost $48,632) . . . . . . . . . . . . . . . . .     48,632    0.1%
                                                             ----------  -----
            Total Investments (Cost $95,243,453) . . . . . . 99,825,362  100.2%
            Liabilities in excess of Other Assets . . . . .   (187,735)   (0.2)%
                                                             ----------  -----
            Net Assets . . . . . . . . . . . . . . . . . . .$99,637,627  100.0%
                                                             ==========  =====


See accompanying Notes to Financial Statements.

                       The FundX Aggressive Upgrader Fund
             SCHEDULE OF INVESTMENTS at April 30, 2003 (Unaudited)

                                                                Market    % of
  Shares                                                        Value     Total

            Domestic Equity Funds
  16,968    Amerindo Technology Fund - Class D . . . . . . .  $    92,647   2.9%
   8,286    Dreyfus Premier Strategic Value Fund -Class A . .     154,541   4.9%
  10,461    FBR Small Cap Financial Fund - Class A . . . .        270,316   8.5%
  23,638    Fidelity Leveraged Company Stock Fund . . . .         290,283   9.1%
  14,935    Gabelli Equity Income Fund . . . . . . . . . . . .    201,022   6.3%
  28,786    The Information Age Fund - Class A . . . . . . . .    273,750   8.6%
  10,164    Kinetics Internet Fund . . . . . . . . . . . . . .    182,841   5.8%
  15,163    Legg Mason Focus Trust, Inc. . . . . . . . . . . .    300,376   9.4%
   5,791    Legg Mason Value Trust - Institutional Class . .      274,210   8.6%
  10,388    Matthews China Fund . . . . . . . . . . . . . . .      89,027   2.8%
  15,435    Neuberger Berman Socially Responsive
            Fund - Investor Class . . . . . . . . . . . . . .     257,139   8.1%
  33,955    Rydex Series - OTC Fund - Investor Class . . . .      258,397   8.1%
  18,661    Transamerica Premier Equity Fund -
            Investor Class . . . . . . . . . . . . . . . . . .    258,085   8.1%
  19,006    The Yacktman Focused Fund . . . . . . . . . . . .     249,542   7.9%
                                                               ---------- -----
            Total Domestic Equity Funds
            (Cost $2,972,737) . . . . . . . . . . . . . . . .   3,152,176  99.1%
                                                               ---------- -----
Principal
  Amount

            Money Market Fund
 $58,701    Cash Trust Series II- Treasury Cash Series II . .     58,701   1.9%
                                                              ---------- -----
            Total Money Market Fund
            (Cost $58,701) . . . . . . . . . . . . . . . . . .    58,701   1.9%
                                                              ---------- -----
            Total Investments (Cost $3,031,438) . . . . . . .  3,210,877 101.0%
            Liabilities in excess of Other Assets . . . . . .    (31,449) (1.0)%
            Net Assets . . . . . . . . . . . . . . . . . . .  $3,179,428 100.0%
                                                              ========== =====
See accompanying Notes to Financial Statements.

                      The FundX Conservative Upgrader Fund
              SCHEDULE OF INVESTMENTS at April 30, 2003 (Unaudited)

                                                                Market    % of
  Shares                                                        Value     Total

            Domestic Equity Funds
  45,851    American Century Equity Income Fund -
            Investor Class . . . . . . . . . . . . . . . . . $  305,368    7.5%
  29,363    Federated Market Opportunity Fund -
            Class A . . . . . . . . . . . . . . . . . . . . .   338,552    8.3%
  13,070    First Eagle Global Fund - Class A . . . . . . . .   348,045    8.5%
  22,988    Gabelli Equity Income Fund . . . . . . . . . . .    309,426    7.6%
  18,715    Gabelli Value Fund - Class A . . . . . . . . . .    271,364    6.7%
  22,674    Hussman Strategic Growth Fund . . . . . . . . . .   286,373    7.0%
   7,415    Legg Mason Value Trust - Institutional Class . .    351,112    8.6%
   9,798    Meridian Value Fund . . . . . . . . . . . . . . .   282,192    6.9%
  20,132    Neuberger Berman Socially Responsive
            Fund - Investor Class . . . . . . . . . . . . . .   335,393    8.2%
  11,871    Permanent Portfolio . . . . . . . . . . . . . . .   250,000    6.1%
  21,085    Transamerica Premier Equity Fund -
            Investor Class . . . . . . . . . . . . . . . . .    291,614    7.2%
  10,383    Weitz Value Fund . . . . . . . . . . . . . . . .    303,700    7.5%
  29,772    The Yacktman Fund . . . . . . . . . . . . . . . .   382,268    9.4%
                                                             ----------  -----
            Total Domestic Equity Funds
            (Cost $3,934,432) . . . . . . . . . . . . . . . . 4,055,407   99.5%
                                                             ----------  -----

Principal
  Amount

            Money Market Fund
 $30,799    Cash Trust Series II- Treasury Cash Series II . .    30,799    0.8%
                                                             ----------  -----
            Total Money Market Fund
            (Cost $30,799) . . . . . . . . . . . . . . . . .     30,799    0.8%
                                                             ----------  -----

            Total Investments (Cost $3,965,231) . . . . . . . 4,086,206   00.3%
            Liabilities in excess of Other Assets . . . . . .  (10,748)   (0.3)%
                                                             ----------  -----
            Net Assets . . . . . . . . . . . . . . . . . . . $4,075,458  100.0%
                                                             ==========  =====


See accompanying Notes to Financial Statements.

                         The FundX Flexible Income Fund
              SCHEDULE OF INVESTMENTS at April 30, 2003 (Unaudited)

                                                               Market    % of
  Shares                                                       Value     Total

            Domestic Equity Funds
  28,119    The Arbitrage Fund . . . . . . . . . . . . .       334,341     6.1%
  24,551    BBH Inflation Indexed Securities Fund -
            Class N . . . . . . . . . . . . . . . . . . .      270,555     5.0%
  21,237    Calamos Market Neutral Fund - Class A . . . .      304,745     5.6%
  41,505    Columbia High Yield Fund - Class Z . . . . .       359,848     6.6%
  24,253    Janus High-Yield Fund . . . . . . . . . . . .      227,485     4.2%
  10,591    Kensington Select Income Fund - Class A . . .      354,589     6.5%
  29,010    Loomis Sayles Bond Fund -
            Institutional Class . . . . . . . . . . . . .      350,154     6.4%
  26,509    Matthews Asian Growth & Income Fund . . . . .      278,343     5.1%
  22,665    The Merger Fund . . . . . . . . . . . . . . .      317,080     5.8%
  14,312    Permanent Portfolio . . . . . . . . . . . . .      301,416     5.5%
  26,749    PIMCO Low Duration Fund -
            Institutional Class . . . . . . . . . . . . .      277,118     5.1%
  33,140    PIMCO Emerging Markets Bond Fund . . . . . .       352,940     6.5%
  25,581    PIMCO Total Return Fund - Class D . . . . . .      278,329     5.1%
  25,668    PIMCO Total Return Mortgage Fund -
            Class D . . . . . . . . . . . . . . . . . . .      276,696     5.1%
  34,175    Pioneer High Yield Fund - Class A . . . . . .      362,256     6.6%
  36,629    Pioneer Strategic Income Fund - Class A . . .      365,188     6.7%
                                                             ----------  -----
            Total Domestic Equity Funds
            (Cost $4,864,555) . . . . . . . . . . . . . .    5,011,083    91.9%
                                                             ----------  -----
Principal
   Amount

            Money Market Fund
$455,441    Cash Trust Series II- Treasury Cash Series II      455,441     8.3%
                                                             ----------  -----
            Total Money Market Fund
            (Cost $455,441) . . . . . . . . . . . . . . .      455,441     8.3%
                                                             ----------  -----
            Total Investments (Cost $5,319,996) . . . . .    5,466,524   100.2%
            Liabilities in excess of Other Assets . . . .     (10,668)    (0.2)%
                                                             ----------  -----
            Net Assets . . . . . . . . . . . . . . . . .    $5,455,856   100.0%
                                                             =========  ======


                            The FundX Upgrader Funds
       STATEMENTS OF ASSETS AND LIABILITIES at April 30, 2003 (Unaudited)

                                                 FundX          FundX Aggressive
                                              Upgrader Fund       Upgrader Fund
ASSETS
    Investments in securities, at value
     (identified cost $95,243,453,
     $3,031,438, respectively) . . . . . . . $   99,825,362          $3,210,877
    Cash . . . . . . . . . . . . . . . . . .             --                 270
    Receivables
       Securities sold  . . . . . . . . . . .     7,221,858              20,000
       Fund shares sold . . . . . . . . . . .        98,948               1,000
       Due from advisor . . . . . . . . . . .            --              14,831
       Dividends and interest . . . . . . . .         7,532                 509
    Prepaid expenses . . . . . . . . . . . ..        39,438               9,237
                                               ------------          ----------
       Total assets . . . . . . . . . . . . .   107,193,138           3,256,724
                                               ------------          ----------

LIABILITIES
    Payables
       Securities purchased . . . . . . . . . .   7,107,521              40,492
       Fund shares redeemed . . . . . . . . . .     271,487                  --
       Due to advisor . . . . . . . . . . . . .      79,001                  --
       Administration fees . . . . . . . . . .        7,927                  --
       Custody fees . . . . . . . . . . . . . .      16,308               3,901
       Fund Accounting fees . . . . . . . . . .       8,245               5,864
       Transfer Agent fees . . . . . . . . . .       19,085               6,202
    Accrued expenses . . . . . . . . . . . . .       45,937              20,837
       Total liabilities . . . . . . . . . . .    7,555,511              77,296
                                               ------------          ----------
NET ASSETS . . . . . . . . . . . . . . . . . $   99,637,627          $3,179,428
                                               ============          ==========

COMPONENTS OF NET ASSETS
    Paid-in capital . . . . . . . . . . . . .  $123,948,949          $3,286,556
    Undistributed net investment income (loss)      119,535             (9,168)
    Accumulated net realized loss
       on investments                           (29,012,766)           (277,399)
    Net unrealized appreciation on investments    4,581,909             179,439
                                               ------------          ----------
       Net assets . . . . . . . . . . . . . . .$ 99,637,627          $3,179,428
                                               ============          ==========

CALCULATION OF NET ASSET
VALUE PER SHARE
    Net assets applicable to shares
       outstanding . . . . . . . . . . . . . .$  99,637,627          $3,179,428
    Shares outstanding . . . . . . . . . . . .    4,348,292             137,000
    Net asset value, offering and
    redemption price per share . . . . . . . .$       22.91         $     23.21
                                              =============         ===========

See accompanying Notes to Financial Statements.

                            The FundX Upgrader Funds
       STATEMENTS OF ASSETS AND LIABILITIES at April 30, 2003 (Unaudited)

                                            FundX Conservative    FundX Flexible
                                               Upgrader Fund       Income Fund
ASSETS

    Investments in securities, at value
    (identified cost $3,965,231 and
    $5,319,996, respectively) . . . . . . . . .  $4,086,206        $5,466,524
    Receivables
       Fund shares sold . . . . . . . . . . . .       4,000             6,000
       Due from advisor . . . . . . . . . . . .      13,004            14,427
       Dividends and interest . . . . . . . . .         708            12,841
       Prepaid expenses . . . . . . . . . . . .       9,459             9,492
                                                -----------        ----------
          Total assets . . . . . . . . . . . .    4,113,377         5,509,284
                                                -----------        ----------

LIABILITIES
    Payables
       Securities purchased . . . . . . . . . .         688            12,488
       Fund shares redeemed . . . . . . . . . .          --             4,000
       Administration fees . . . . . . . . . .          320               431
       Custody fees . . . . . . . . . . . . . .       4,607             4,756
       Fund Accounting fees . . . . . . . . . .       5,864             5,864
       Transfer Agent fees . . . . . . . . . .        5,688             5,341
    Accrued expenses . . . . . . . . . . . . .       20,752            20,548
                                               ------------        ----------
         Total liabilities . . . . . . . . . .       37,919            53,428
                                               ------------        ----------
NET ASSETS . . . . . . . . . . . . . . . . . .   $4,075,458        $5,455,856
                                               ============        ==========


COMPONENTS OF NET ASSETS
    Paid-in capital . . . . . . . . . . . . . .  $4,232,558        $5,278,200
    Undistributed net investment income (loss)      (10,956)           41,206
    Accumulated net realized loss on investments   (267,119)          (10,078)
    Net unrealized appreciation on investments      120,975           146,528
                                               ------------        ----------
       Net assets . . . . . . . . . . . . . . .  $4,075,458        $5,455,856
                                               ============        ==========


CALCULATION OF NET ASSET
VALUE PER SHARE
    Net assets applicable to shares outstanding  $4,075,458        $5,455,856
    Shares outstanding . . . . . . . . . . . .      177,884           209,709
    Net asset value, offering and
    redemption price per share . . . . . . . .   $    22.91        $    26.02
                                               ============        ==========

See accompanying Notes to Financial Statements.

                            The FundX Upgrader Funds
  STATEMENTS OF OPERATIONS For the Six Months Ended April 30, 2003 (Unaudited)

                                                  FundX         FundX Aggressive
                                               Upgrader Fund     Upgrader Fund
INVESTMENT INCOME
Income
    Dividends . . . . . . . . . . . . . . . . .$    856,705        $   11,347
    Interest . . . . . . . . . . . . . . . . .          521               140
       Total Income . . . . . . . . . . . . . .     857,226            11,487
                                               ------------        ----------

Expenses
    Advisory fees (Note 3) . . . . . . . . . .      527,845            13,770
    Transfer Agent fees . . . . . . . . . . . .      64,786            15,014
    Administration fees (Note 3) . . . . . . .       52,784             1,499
    Custody fees . . . . . . . . . . . . . . .       22,315             4,959
    Fund Accounting fees . . . . . . . . . . .       21,140            15,868
    Professional fees . . . . . . . . . . . . .      13,142            11,159
    Registration fees . . . . . . . . . . . . .      10,909            10,022
    Reports to shareholders . . . . . . . . . .      10,909             1,240
    Trustees' fees . . . . . . . . . . . . . .        2,976             1,984
    Other . . . . . . . . . . . . . . . . . . .      10,885             4,127
        Total expenses . . . . . . . . . . . .      737,691            79,642
                                               ------------        -----------
        Less: advisory fee waiver
        and absorption (Note 3) . . . . . . . .          --           (58,987)
        Net expenses . . . . . . . . . . . . .      737,691            20,655
                                               ------------        -----------
           Net investment income (loss) . . . .     119,535            (9,168)
                                               ------------        -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
    Net realized loss on investments . . . . .   (5,854,996)         (188,765)
    Net change in unrealized
    appreciation on investments . . . . . . . .   6,576,159           190,672
                                               ------------        -----------
       Net realized and unrealized
       gain on investments . . . . . . . . . .      721,163             1,907
                                               ------------        -----------
    Net increase (decrease) in net assets
    resulting from operations . . . . . . . . .$    840,698       $    (7,261)
                                               ============        ===========
See accompanying Notes to Financial Statements.

                            The FundX Upgrader Funds
  STATEMENTS OF OPERATIONS For the Six Months Ended April 30, 2003 (Unaudited)

                                             FundX Conservative   FundX Flexible
                                                  Upgrader Fund      Income Fund
INVESTMENT INCOME
Income
    Dividends . . . . . . . . . . . . . . . .$       29,822         $138,776
    Interest . . . . . . . . . . . . . . . .            224              351
       Total Income . . . . . . . . . . . . .        30,046          139,127
                                               ------------        ----------

Expenses
    Advisory fees (Note 3) . . . . . . . . .         19,782           15,829
    Transfer Agent fees . . . . . . . . . . .        15,074           15,102
    Administration fees (Note 3) . . . . . .          1,977            2,261
    Custody fees . . . . . . . . . . . . . .          5,951            5,951
    Fund Accounting fees . . . . . . . . . .         15,868           15,868
    Professional fees . . . . . . . . . . . .        11,159           11,159
    Registration fees . . . . . . . . . . . .        10,022           10,022
    Reports to shareholders . . . . . . . . .         1,240            1,240
    Trustees' fees . . . . . . . . . . . . .          1,984            1,984
    Other . . . . . . . . . . . . . . . . . .         4,127            4,127
       Total expenses . . . . . . . . . . . .        87,184           83,543
                                               ------------        ----------

       Less: advisory fee waiver
       and absorption (Note 3) . . . . . . .        (57,511)          (61,157)
                                               ------------        ----------
       Net expenses . . . . . . . . . . . . .        29,673           22,386
                                               ------------        ----------
        Net investment income (loss) . . . .            373          116,741
                                               ------------        ----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
    Net realized gain (loss) on investments . .    (177,945)           40,757
    Net change in unrealized
     appreciation on investments . . . . . . .      172,497           135,422
                                               ------------        ----------
    Net realized and unrealized
     gain (loss) on investments . . . . . . .        (5,448)          176,179
                                               ------------        ----------
    Net increase (decrease) in net assets
     resulting from operations . . . . . . . .$      (5,075)         $292,920
                                               ============        ==========


See accompanying Notes to Financial Statements.

                             The FundX Upgrader Fund
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                 Six Months Ended  Period Ended
                                                  April 30, 2003   October 31,
                                                    (Unaudited)      2002(1)
INCREASE (DECREASE) IN
NET ASSETS FROM:
OPERATIONS
    Net investment income (loss). . . . . . . .   $ 119,535        $ (821,886)
    Net realized loss on investments. . . . . .  (5,854,996)      (23,661,484)
    Net change in unrealized
    appreciation (depreciation)
    on investments . . . . . . . . . . . . . .    6,576,159        (1,994,250)
                                               ------------      ------------
    Net increase (decrease) in net assets
    resulting from operations. . . . . . . . .      840,698       (26,477,620)
                                               ------------      ------------

DIVIDENDS AND DISTRIBUTIONS
TO SHAREHOLDERS
    In excess of net investment income . . . .        --             (321,295)
                                               ------------      ------------

TRANSACTIONS IN SHARES
OF BENEFICIAL INTEREST
    Net increase (decrease) in
    net assets derived
    from net change in outstanding
    shares (a)  . . . . . . . . . . . . . . . . (19,099,333)      144,191,463
                                               ------------      ------------
    Total increase (decrease) in net assets . . (18,258,635)      117,896,262

NET ASSETS
Beginning of period . . . . . . . . . . . . . . 117,896,262            --
                                               ------------      ------------
End of period . . . . . . . . . . . . . . . . .$ 99,637,627      $117,896,262
                                               ============      ============

(a) A summary of capital share transactions is as follows:

                                 Six Months                  Period
                                    Ended                     Ended
                               April 30, 2003              October 31,
                                 (Unaudited)                 2002(1)

                        Shares      Paid in Capital   Shares     Paid in Capital
Shares sold                573,505    $ 12,918,417   7,846,182     $208,709,613
Shares issued in
reinvestment
of distributions             --             --           12,061         320,805
Shares redeemed         (1,440,116)    (32,017,750)  (2,643,340)    (64,838,955)
Net increase (decrease)   (866,611)   $(19,099,333)   5,214,903    $144,191,463

(1) Fund commenced operations on November 1, 2001.

See accompanying Notes to Financial Statements.

                       The FundX Aggressive Upgrader Fund
                      STATEMENTS OF CHANGES IN NET ASSETS

                                           Six Months Ended        Period Ended
                                             April 30, 2003         October 31,
                                                (Unaudited)          2002(1)
INCREASE (DECREASE) IN
NET ASSETS FROM:
OPERATIONS
Net investment loss . . . . . . . . . . . .   $     (9,168)    $     (4,636)
Net realized loss on investments. . . . . .       (188,765)         (88,634)
Net change in unrealized
appreciation (depreciation)
on investments . . . . . . . . . . . . . .          190,672         (11,233)
Net decrease in net assets
resulting from operations  . . . . . . . .          (7,261)        (104,503)

TRANSACTIONS IN SHARES
OF BENEFICIAL INTEREST
Net increase in net assets derived
from net change in outstanding shares (a) .       1,177,746        2,113,446
Total increase in net assets. . . . . . . .       1,170,485        2,008,943
NET ASSETS
Beginning of period . . . . . . . . . . . .       2,008,943               --
End of period . . . . . . . . . . . . . . .      $3,179,428       $2,008,943

(a) A summary of capital share transactions is as follows:

                                        Six Months                Period
                                           Ended                   Ended
                                      April 30, 2003            October 31,
                                        (Unaudited)               2002(1)

                              Shares Paid in Capital     Shares  Paid in Capital
Shares sold     . . . . .     78,592      $1,810,652    159,517       $3,843,388
Shares issued in
reinvestment
of distributions    . . .         --              --         --               --
Shares redeemed     . . .   (28,059)       (632,906)   (73,050)      (1,729,942)
Net increase    . . . . .     50,533      $1,177,746     86,467       $2,113,446


(1) Fund commenced operations on November 1, 2001.

See accompanying Notes to Financial Statements.

                      The FundX Conservative Upgrader Fund
                       STATEMENTS OF CHANGES IN NET ASSETS

                                          Six Months Ended        Period Ended
                                            April 30, 2003         October 31,
                                               (Unaudited)          2002(1)
INCREASE (DECREASE) IN
NET ASSETS FROM:
OPERATIONS
Net investment income (loss) . . . . . .    $          373     $      (1,609)
Net realized loss on investments. . . .          (177,945)           (89,174)

Net change in unrealized
appreciation (depreciation)
on investments . . . . . . . . . . . . .           172,497           (51,522)

Net decrease in net assets
resulting from operations    . . . . . .           (5,075)          (142,305)

DIVIDENDS AND DISTRIBUTIONS
TO SHAREHOLDERS
In excess of net investment income . . .          (11,329)                 --

TRANSACTIONS IN SHARES
OF BENEFICIAL INTEREST
Net increase in net assets derived
from net change in outstanding shares  .           701,017          3,533,150
(a)
Total increase in net assets  . . . . .            684,613          3,390,845

NET ASSETS
Beginning of period . . . . . . . . . .          3,390,845                 --
End of period . . . . . . . . . . . . .         $4,075,458         $3,390,845

(a) A summary of capital share transactions is as follows:

                             Six Months                Period
                               Ended                    Ended
                           April 30, 2003            October 31,
                             (Unaudited)               2002(1)

                          Shares Paid in Capital     Shares    Paid in Capital
Shares sold      . . . . 108,410     $ 2,463,792    191,309         $4,451,635
Shares issued in
reinvestment
of distributions  . . .      484          11,158         --                 --
Shares redeemed   . . . (80,833)     (1,773,933)   (41,486)          (918,485)
Net increase      . . .   28,061    $    701,017    149,823         $3,533,150

(1) Fund commenced operations on November 1, 2001.

See accompanying Notes to Financial Statements.

                         The FundX Flexible Income Fund
                       STATEMENTS OF CHANGES IN NET ASSETS

                                              Six Months Ended      Period Ended
                                                April 30, 2003       October 31,
                                                 (Unaudited)          2002(1)
INCREASE (DECREASE) IN
NET ASSETS FROM:
OPERATIONS
Net investment income . . . . . . . . . . .     $    116,741     $      10,582
Net realized gain (loss) on investments. .            40,757          (50,835)
Net change in unrealized appreciation
on investments . . . . . . . . . . . . . .           135,422            11,106
Net increase (decrease) in net assets
resulting from operations    . . . . . . .           292,920          (29,147)

DIVIDENDS AND DISTRIBUTIONS
TO SHAREHOLDERS
In excess of net investment income . . . .          (86,117)                --

TRANSACTIONS IN SHARES
OF BENEFICIAL INTEREST
Net increase in net assets derived
from net change in outstanding shares (a) .        1,616,146         3,662,054
Total increase in net assets  . . . . . . .        1,822,949         3,632,907

NET ASSETS
Beginning of period . . . . . . . . . . . .        3,632,907                --
End of period . . . . . . . . . . . . . . .       $5,455,856        $3,632,907

(a) A summary of capital share transactions is as follows:

                                 Six Months                 Period
                                    Ended                    Ended
                               April 30, 2003            October 31,
                                 (Unaudited)               2002(1)
                           Shares   Paid in Capital   Shares     Paid in Capital

Shares sold     . . . . .  118,928    $ 3,014,057     245,426      $ 6,135,687
Shares issued in
  reinvestment of
  distributions     . . .   3,412        85,542         --             --
Shares redeemed     . . . (58,602)    (1,483,453)    (99,455)      (2,473,633)
Net increase    . . . . .  63,738     $ 1,616,146     145,971      $ 3,662,054


(1) Fund commenced operations on November 1, 2001.


See accompanying Notes to Financial Statements.

                             The FundX Upgrader Fund
   FINANCIAL HIGHLIGHTS for a capital share outstanding throughout each period

                                                Six Months Ended    Period Ended
                                                  April 30, 2003     October 31,
                                                     (Unaudited)       2002(1)


Net asset value, beginning of period      . . . .     $22.61          $25.00

Income from investment operations:
       Net investment income (loss) . . . . . .         0.03          (0.03)
       Net realized and unrealized
       gain (loss) on investments . . . . . . .         0.27          (2.17)
Total from investment operations . . . . . . . .        0.30          (2.20)

Less distributions:
       From in excess of net investment income .          --          (0.19)

Net asset value, end of period . . . . . . . . .      $22.91          $22.61


Total return . . . . . . . . . . . . . . . . . .      1.33%+        (8.90%)+

Ratios/supplemental data:
Net assets, end of period (thousands)     . . . .    $99,638        $117,896
Ratio of expenses to average net assets:
       Before expense reimbursement . . . . . .      1.40%**         1.44%**
       After expense reimbursement . . . . . . .     1.40%**         1.44%**
Ratio of net investment income
to average net assets
       Before expense reimbursement . . . . . .      0.23%**       (0.79%)**
       After expense reimbursement . . . . . . .     0.23%**       (0.79%)**
Portfolio turnover rate . . . . . . . . . . . .        103%+           208%+




**Annualized.
+ Not Annualized.
(1) Fund commenced operations November 1, 2001

See accompanying Notes to Financial Statements.

                       The FundX Aggressive Upgrader Fund
   FINANCIAL HIGHLIGHTS for a capital share outstanding throughout each period

                                           Six Months Ended    Period Ended
                                             April 30, 2003     October 31,
                                                (Unaudited)      2002(1)


Net asset value, beginning of period    . .          $23.23          $25.00

Income from investment operations:
       Net investment loss . . . . . . . .           (0.07)          (0.05)
       Net realized and unrealized
       gain (loss) on investments . . . . .            0.05          (1.72)
       . . . . .
Total from investment operations . . . . .           (0.02)          (1.77)

Net asset value, end of period . . . . . .           $23.21          $23.23


Total return . . . . . . . . . . . . . . .         (0.09%)+        (7.08%)+

Ratios/supplemental data:
Net assets, end of period (thousands)   . .          $3,179          $2,009
Ratio of expenses to average net assets:
       Before expense reimbursement . . . .         5.77%**        12.27%**
       After expense reimbursement . . . .          1.50%**         1.50%**
Ratio of net investment income
to average net assets
       Before expense reimbursement . . . .       (4.94%)**      (11.74%)**
       After expense reimbursement . . . .        (0.67%)**       (0.97%)**
Portfolio turnover rate . . . . . . . . . .           160%+           182%+

**     Annualized.
+      Not Annualized.
(1)    Fund commenced operations July
       1, 2002.

See accompanying Notes to Financial Statements.

                      The FundX Conservative Upgrader Fund
  FINANCIAL HIGHLIGHTS for a capital share outstanding throughout each period

                                              Six Months Ended     Period Ended
                                                April 30, 2003     October 31,
                                                 (Unaudited)         2002(1)


Net asset value, beginning of period  . . .             $22.63        $25.00

Income from investment operations:
       Net investment income (loss) . . . .               0.01        (0.01)
       Net realized and unrealized
       gain (loss) on investments . . . . .               0.34        (2.36)
Total from investment operations . . . . .                0.35        (2.37)

Less distributions:
       From in excess of net investment                  (0.07)            --
       income

Net asset value, end of period . . . . . .              $22.91        $22.63


Total return . . . . . . . . . . . . . . .              1.52%+      (9.48%)+

Ratios/supplemental data:
Net assets, end of period (thousands)    .              $4,075        $3,391

Ratio of expenses to average net assets:
       Before expense reimbursement . . . .            4.40%**       8.75%**
       After expense reimbursement . . . .             1.50%**       1.50%**
Ratio of net investment income
to average net assets
       Before expense reimbursement . . . .          (2.88)%**     (7.48%)**
       After expense reimbursement . . . .             0.02%**     (0.23%)**
Portfolio turnover rate . . . . . . . . . .              114%+         114%+

**     Annualized.
+      Not Annualized.
(1)    Fund commenced operations July 1, 2002.
See accompanying Notes to Financial Statements.

                         The FundX Flexible Income Fund
   FINANCIAL HIGHLIGHTS for a capital share outstanding throughout each period

                                            Six Months Ended   Period Ended
                                              April 30, 2003    October 31,
                                                 (Unaudited)      2002(1)


Net asset value, beginning of period     .            $24.89         $25.00

Income from investment operations:
       Net investment income . . . . . . .              0.64           0.07
       Net realized and unrealized
       gain (loss) on investments . . . . .             1.01         (0.18)
Total from investment operations . . . . .              1.65         (0.11)

Less distributions:
       From in excess of net investment  .            (0.52)             --
       income

Net asset value, end of period . . . . . .            $26.02         $24.89

Total return . . . . . . . . . . . . . . .            6.69%+       (0.44%)+

Ratios/supplemental data:
Net assets, end of period (thousands)    .            $5,456         $3,633
Ratio of expenses to average net assets:
       Before expense reimbursement . . . .          3.69%**        8.44%**
       After expense reimbursement . . . .           0.99%**        0.99%**
Ratio of net investment income
to average net assets
       Before expense reimbursement . . . .          2.45%**      (5.93%)**
       After expense reimbursement . . . .           5.15%**        1.52%**
Portfolio turnover rate . . . . . . . . . .             97%+          135%+

**     Annualized.
+      Not Annualized.
(1)    Fund commenced operations July 1, 2002.

See accompanying Notes to Financial Statements.

The FundX Upgrader Funds

NOTES TO FINANCIAL STATEMENTS April 30, 2003 (Unaudited)

NOTE 1-- ORGANIZATION

FundX Upgrader Fund, FundX Aggressive Upgrader Fund, FundX Conservative Upgrader Fund, and FundX Flexible Income Fund (the "Funds") are each a series of shares of beneficial interest of the Professionally Managed Portfolios (the "Trust") which is registered under the Investment Company Act of 1940 (the "1940 Act") as a diversified open-end management investment company. The FundX Upgrader Fund, The FundX Aggressive Upgrader Fund, and The FundX Conservative Upgrader Fund commenced operations on November 1, 2001, July 1, 2002 and July 1, 2002, respectively. The investment objective of The FundX Upgrader Fund, The FundX Aggressive Upgrader Fund, and The FundX Conservative Upgrader Fund is to seek long-term growth of capital and pursues this objective by investing primarily in no-load and load-waived mutual funds that invest primarily in common stocks. The FundX Flexible Income Fund commenced operations on July 1, 2002 and the investment objective of the Fund is to generate total return, which is capital appreciation plus current income and pursues this objective by investing primarily in no-load and load-waived mutual funds that invest primarily in common stocks.

NOTE 2-- SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America.

A. Securities Valuation. The assets of the Funds consist primarily of shares of underlying mutual funds, which are valued at their respective NAVs. Most underlying fund securities are valued primarily on the basis of current market quotations or on the basis of information furnished by a pricing service. Securities traded on a national exchange or Nasdaq are valued at the last reported sale price at the close of regular trading on the last business day of the period; securities traded on an exchange or Nasdaq for which there have been no sales, and other over-the-counter securities, are valued at the mean between the last reported bid and asked prices. Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees. Short-term investments with remaining maturities in excess of 60 days are valued at current market prices. Short-term securities with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to the Funds if acquired within 60 days to maturity.

B. Federal Income Taxes. It is each Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

The FundX Upgrader Funds
NOTES TO FINANCIAL STATEMENTS, Continued April 30, 2003 (Unaudited)

C. Securities Transactions, Dividend Income and Distributions. Securities transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations which differs from accounting principles generally accepted in the United States of America.

     To the extent these book/tax differences are permanent such amounts are reclassified within the capital accounts based on their federal tax treatment.

D. Use of Estimates. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

NOTE 3-- COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

DAL Investment Company, LLC (the "Advisor") provides the Funds with investment management services under an Investment Advisory Agreement (the "Agreement"). Under the Agreement the Advisor furnishes all investment advice, office space, facilities, and most of the personnel needed by the Funds. As compensation for its services, the Advisor receives a monthly fee at the annual rate of 1.00% for The FundX Upgrader Fund, The FundX Aggressive Upgrader Fund, and The FundX Conservative Upgrader Fund and 0.70% for The FundX Flexible Income Fund based upon the average daily net assets of the Funds. For the six months ended April 30, 2003, The FundX Upgrader Fund, The FundX Aggressive Upgrader Fund, FundX Conservative Upgrader Fund, and The FundX Flexible Income Fund incurred $527,845, $13,770, $19,782, and $15,829 in advisory fees, respectively.

The Funds are responsible for their own operating expenses. The Advisor has contractually agreed to limit the Funds' total operating expenses by reducing all or a portion of their fees and reimbursing the Funds expenses, excluding interest and tax expense, so that their ratio of expenses to average net assets will not exceed the following:

FundX Upgrader Fund                                                1.50%
FundX Aggressive Upgrader Fund                                     1.50%
FundX Conservative Upgrader Fund                                   1.50%
FundX Flexible Income Fund                                         0.99%

The FundX Upgrader Funds
NOTES TO FINANCIAL STATEMENTS, Continued April 30, 2003 (Unaudited)

In the case of each of the Funds' initial period of operations any fee withheld or voluntarily reduced and/or any Funds' expense absorbed by the Advisor pursuant to an agreed upon expense cap shall be reimbursed to each of the Funds' to the Advisor, if so requested by the Advisor, anytime before the end of the third fiscal year following the year to which the fee waiver and/or expense absorption relates, provided the aggregate amount of each of the Funds' current operating expenses for such fiscal year does not exceed the applicable limitation on each Funds' expenses. For the FundX Aggressive Upgrader Fund, for the six months ended April 30, 2003, the Advisor has voluntarily waived its fees of $13,770 and absorbed expenses of $45,217. For the FundX Conservative Upgrader Fund, for the six months ended April 30, 2003, the Advisor has voluntarily waived its fees of $19,782 and absorbed expenses of $37,729. For the FundX Flexible Income Fund, for the six months ended April 30, 2003, the Advisor has voluntarily waived its fees of $15,829 and absorbed expenses of $45,328. The Funds must pay their current ordinary operating expenses before the Advisor is entitled to any reimbursement of fees and/or expenses. Any such reimbursement is also contingent upon Board of Trustees review and approval prior to the time the reimbursement is initiated.

U.S. Bancorp Fund Services, LLC ("USBFS"), an indirect wholly-owned subsidiary of U.S. Bancorp, serves as the Funds' Administrator and, in that capacity, performs various administrative and accounting services for the Funds. USBFS also serves as the Fund's Fund Accountant, Transfer Agent, dividend disbursing agent and registrar. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the trustees; monitors the activities of the Funds' custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds' expenses and reviews the Funds' expense accruals. For its services, the Administrator receives a monthly fee at the following annual rates:

Under $36 million                   $36,000
$36 to $150 million                 0.10% of average daily net assets
Over $150 million                   0.05% of average daily net assets

For the six months ended April 30, 2003, The FundX Upgrader Fund, The FundX Aggressive Upgrader Fund, The FundX Conservative Upgrader Fund, and The FundX Flexible Income Fund incurred $52,784, $1,499, $1,977, and $2,261 in administration fees, respectively.

U.S. Bank, N.A., an affiliate of USBFS, serves as custodian to the Fund.

Quasar  Distributors,  LLC  (the  "Distributor")  acts as the  Funds'  principal
underwriter  in  a  continuous  public  offering  of  the  Funds'  shares.   The
Distributor is an affiliate of the Administrator.

Certain officers of the Trust are also officers and/or directors of the Administrator or Distributor.

The FundX Upgrader Funds
NOTES TO FINANCIAL STATEMENTS, Continued April 30, 2003 (Unaudited)

NOTE 4-- PURCHASES AND SALES OF SECURITIES

The cost of purchases and proceeds from the sales of securities, excluding short-term investments, for the six months ended April 30, 2003 are as follows:

                                             Purchases                  Sales
FundX Upgrader Fund                       $109,922,420           $129,734,865
FundX Aggressive Upgrader Fund               5,498,103              4,290,211
FundX Conservative Upgrader Fund             5,159,506              4,365,908
FundX Flexible Income Fund                   5,634,747              4,263,401

The FundX Upgrader Funds
INFORMATION ABOUT TRUSTEES AND OFFICERS (Unaudited)

The business and affairs of the Funds are managed under the direction of the Funds' Board of Trustees. Information pertaining to the Trustees and Officers of the Funds is set forth below. Unless noted otherwise, each person has held the position listed for a minimum of five years. The SAI includes additional information about the Fund's officers and trustees and is available, without charge, upon request.



                                    Independent Trustees
                                                                         # of
                                    Term of                              Funds in      Other
                         Position   Office and                           complex       Directorships
Name, Age                Held with  Length of   Principal Occupation     overseen      Held by
and Address              the Trust  Time Served During Past Five Years   by Trustee    Trustee
-----------------------------------------------------------------------------------------------------------
Dorothy A. Berry         Chairman   Indefinite  Talon Industries         17            Not
Born (1943)              and        Term        (venture capital &                     Applicable
615 E. Michigan St.      Trustee    Since       business consulting);
Milwaukee, WI    53202              May 1991    formerly Chief Operating
                                                Officer, Integrated
                                                Assets
                                                Management (investment
                                                advisor and manager) and
                                                formerly President, Value
                                                Line, Inc., (investment
                                                advisory & financial
                                                publishing firm).

Wallace L. Cook          Trustee    Indefinite  Retired. Formerly        17            Not
Born (1939)                         Term        Senior Vice President,                 Applicable
615 E. Michigan St.                 Since       Rockefeller Trust Co.;
Milwaukee, WI    53202              May 1991    Financial Counselor,
                                                Rockefeller & Co.

Carl A. Froebel          Trustee    Indefinite  Private Investor.        17            Not
Born (1938)                         Term        Formerly Managing                      Applicable
615 E. Michigan St.                 Since       Director, Premier
Milwaukee, WI    53202              May 1991    Solutions, Ltd. Formerly
                                                President and Founder,
                                                National Investor Data
                                                Services, Inc.
                                                (investment
                                                related computer
                                                software).

Rowley W.P. Redington    Trustee    Indefinite  President; Intertech     17            Not
Born (1944)                         Term        (consumer electronics                  Applicable
615 E. Michigan St.                 Since       and computer service
Milwaukee, WI    53202              May 1991    and marketing); formerly
                                                Vice President, PRS of
                                                New Jersey, Inc.
                                                (management consulting),
                                                and Chief Executive
                                                Officer, Rowley
                                                Associates (consultants).

The FundX Upgrader Funds
INFORMATION ABOUT TRUSTEES AND OFFICERS (Unaudited) (Continued)

                                                                         # of
                                    Term of                              Funds in      Other
                         Position   Office and                           complex       Directorships
Name, Age                Held with  Length of   Principal Occupation     overseen      Held by
and Address              the Trust  Time Served During Past Five Years   by Trustee    Trustee
-----------------------------------------------------------------------------------------------------------
Ashley T. Rabun          Trustee    Indefinite  Founder and Chief        17            Trustee,
(Born 1952)                         Term        Executive Officer,                     E*TRADE
615 E. Michigan St.                 Since       InvestorReach, Inc.,                   Mutual Funds
Milwaukee, WI    53202              May 2002    (financial services
                                                marketing and distribution
                                                consulting); formerly Partner
                                                and Director, Nicholas-Applegate
                                                Capital Management, (investment
                                                management).

                         Interested Trustees and Officers

Steven J. Paggioli       Trustee    Indefinite  Consultant, U.S.         17            Trustee,
Born (1950)                         Term        Bancorp Fund Services,                 Managers
915 Broadway                        Since       LLC since July 2001;                   Funds
New York, NY 10010                  May 1991    formerly Executive Vice
                                                President, Investment
                                                Company Administration,
                                                LLC ("ICA") (mutual
                                                fund administrator and
                                                the Fund's former
                                                administrator).

Robert M. Slotky         President  Indefinite  Vice President, U.S.     17            Not
Born (1947)                         Term        Bancorp Fund Services,                 Applicable
2020 E. Financial Way,              Since       LLC since July, 2001;
Suite 100                           August 2002 formerly, Senior Vice
Glendora, CA 91741                              President, ICA (May
                                                1997-July 2001); former
                                                instructor of accounting
                                                at California State
                                                University-Northridge
                                                (1997).
Eric W. Falkeis          Treasurer  Indefinite  Vice President, U.S.     17            Not
Born (1973)                         Term        Bancorp Fund Services,                 Applicable
615 E. Michigan St.                 Since       LLC; Chief Financial
Milwaukee, WI    53202              August 2002 Officer, Quasar
                                                Distributors, LLC,
                                                since 2000.
Chad E. Fickett          Secretary  Indefinite  Compliance Administrator,17            Not
Born (1973)                         Term        U.S. Bancorp Fund                      Applicable
615 E. Michigan St.                 Since       Services, LLC since
Milwaukee, WI    53202              March 2002  July, 2000.

                                     Advisor
                           DAL Investment Company LLC
                        235 Montgomery Street, Suite 1049
                             San Francisco, CA 94104

                                   Distributor
                          Quasar Distributors, LLC 615
                              East Michigan Street
                               Milwaukee, WI 53202

                                 Transfer Agent
                         U.S. Bancorp Fund Services, LLC
                            615 East Michigan Street
                               Milwaukee, WI 53202
                                 (866) 455-FUND

                                    Custodian
                                 U.S. Bank, N.A.
                           425 Walnut Street M/L 6118
                              Cincinnati, OH 45202

                             Independent Accountants
                              Tait, Weller & Baker
                         1818 Market Street, Suite 2400
                             Philadelphia, PA 19103

                                  Legal Counsel
                     Paul, Hastings, Janofsky & Walker, LLP
                          55 Second Street, 24th Floor
                             San Francisco, CA 94105

This report is intended for the shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.


Item 2. Code of Ethics.

Not applicable to semi-annual reports.


Item 3. Audit Committee Financial Expert.

Not applicable to semi-annual reports.


Item 4. Principal Accountant Fees and Services.

Not applicable to semi-annual reports.


Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. [Reserved]


Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.


Item 8. [Reserved]


Item 9. Controls and Procedures.

(a) Based on their evaluation of the Registrant's Disclosure Controls and Procedures as of a date within 90 days of the Filing Date, the Registrant's President and Treasurer have determined that the Disclosure Controls and Procedures (as defined in Rule 30a-2(c) under the Act) are designed to ensure that information required to be disclosed by the Registrant is recorded, processed, summarized and reported by the filing Date, and that information required to be disclosed in the report is communicated to the Registrant's management, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, and there were no corrective actions with regard to significant deficiencies and material weaknesses.


Item 10. Exhibits.

(a) Any code of ethics or amendment thereto. Not applicable to annual reports for periods ending before July 15, 2003.

(b) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(c) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.





                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


         (Registrant)  Professionally Managed Portfolios

         By (Signature and Title) /s/ Robert M. Slotky
                                  ----------------------------
                                  Robert M. Slotky, President

         Date   July 2, 2003
                ------------



     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

         (Registrant) Professionally Managed Portfolios

         By (Signature and Title) /s/ Eric W. Falkeis
                                  ----------------------------
                                  Eric W. Falkeis, Treasurer

         Date   July 2, 2003
                ------------